RELATED PARTIES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTIES
Salaries and other short-term employee benefits	$ 1,045	$ 1,030	$ 1,189
Post-employment benefits	52	49	56
Share-based payments	124	205	407
Other long-term benefits	$ 33	$ 31	$ 35